ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	December 31,
	2016	2017
	RMB	RMB
VAT and other tax payables	29,995	31,623
Accrued payroll and employee benefits	59,512	88,713
Others	28,360	64,310
Total	117,867	184,646